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                          [CLIFFORD CHANCE LETTERHEAD]


(CLIFFORD CHANCE LETTERHEAD)

October 29, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Morgan Stanley European Growth Fund Inc. (the "Fund")
         Securities Act File No. 33-33530
         Securities Act File No.  811-6044
         Post-Effective Amendment No. 18
         -------------------------------

Dear Sir or Madam:

On behalf of the Morgan Stanley European Growth Fund Inc., a Maryland Corporation (the "Fund"), attached herewith for filing is the above-referenced Post-Effective Amendment No. 18 (the "Amendment") to the Fund's Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended, together with exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of including the disclosure required by SEC Release IC - 26418. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going automatically effective on December 30, 2004. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

                                                             Very truly yours,
                                                            /s/Stuart M. Strauss
                                                            --------------------
                                                             Stuart M. Strauss